Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,271,053,000.00
Previously Paid Amount	0.00
Total Fee Amount	175,532.42
Total Offset Amount	36,569.16
Net Fee	$ 138,963.26
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A